Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenues
Service	$ 3,979	$ 4,050	$ 4,356
Equipment and product sales	1,065	1,105	854
Total operating revenues	5,044	5,155	5,210
Operating expenses
Cost of services (excluding Depreciation, amortization and accretion reported below)	1,164	1,189	1,191
Cost of equipment and products	1,195	1,240	1,224
Selling, general and administrative	1,686	1,759	1,781
Depreciation, amortization and accretion	844	850	844
Loss on impairment of goodwill	262	0	0
(Gain) loss on asset disposals, net	21	27	22
(Gain) loss on sale of business and other exit costs, net	(1)	(1)	(136)
(Gain) loss on license sales and exchanges, net	(22)	(20)	(147)
Total operating expenses	5,149	5,044	4,779
Operating income (loss)	(105)	111	431
Investment and other income (expense)
Equity in earnings of unconsolidated entities	137	140	140
Interest and dividend income	15	11	5
Interest expense	(170)	(170)	(142)
Other, net	1		1
Total investment and other income (expense)	(17)	(19)	4
Income (loss) before income taxes	(122)	92	435
Income tax expense (benefit)	(279)	40	172
Net income	157	52	263
Less: Net income attributable to noncontrolling interests, net of tax	4	9	44
Net income attributable to TDS shareholders	153	43	219
Net income available to TDS common shareholders	$ 153	$ 43	$ 219
Basic weighted average shares outstanding	111	110	109
Basic earnings per share available to TDS common shareholders	$ 1.39	$ 0.39	$ 2.02
Diluted weighted average shares outstanding	112	111	110
Diluted earnings per share available to TDS common shareholders	$ 1.37	$ 0.39	$ 1.98
Dividends per share to TDS shareholders	$ 0.62	$ 0.59	$ 0.56